Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 3,722	$ 41	$ 13
Accounts receivable, net	10,235	8,171	2,721
Other receivables, net	47,373	11,512	10,160
Amount due from related parties	3,693	822	4,100
Total current assets	65,023	20,546	16,994
Non-current assets:
Operating lease, right-of-use asset	4,158
Property, plant and equipment, net	509	6	7
Goodwill	72
Total non-current assets	4,739	6	7
Total assets	69,762	20,552	17,001
Current liabilities:
Accounts payable	1,078	13,018	9,167
Amount due to related parties	1,909	5,575	7,509
Operating lease liabilities - current	834
Contract liabilities	610	64	32
Tax payable	665	374	10
Other payables	1,681	197	414
Total current liabilities	6,777	19,228	17,132
Non-current liabilities:
Operating lease liability	2,749
Total non-current liabilities	2,749
Total liabilities	9,526	19,228	17,132
Shareholder’s equity
Ordinary shares, $0.001 par value, 1,000,000,000 shares authorized, 327,616,985 Class A shares and 24,468,652 Class B shares issued and outstanding as of December 31, 2020. 46,051,534 Class A shares and 16,409,405 Class B shares issued and outstanding as of December 31, 2019 and 2018.	60	6	6
Additional paid-in capital	53,600	(6)	(6)
Retained earnings	5,838	1,340	(135)
Accumulated other comprehensive income (loss)	738	(16)	5
Total shareholder’s equity	60,236	1,324	(130)
Total liabilities and shareholders’ equity	$ 69,762	$ 20,552	$ 17,002